Refundable Investor Advances - Evernorth - Annual (Tables)	6 Months Ended
Jun. 30, 2026
Refundable Investor Advances [Abstract]
Schedule of Refundable Investor Advances
The following table presents the changes in the fair value of the refundable investor advances from inception to December 31, 2025:

Balance at August 29, 2025 and September 30, 2025	$—
Additions	846,625,038
Change in fair value	(82,054,043)
Ending balance at December 31, 2025	$764,570,995
The following table presents the changes in the fair value of the refundable investor advances for the six months ended June 30, 2026:

Balance at January 1, 2026	$764,570,995
Additions	—
Change in fair value	(77,477,000)
Ending balance at June 30, 2026	$687,093,995